Sales Revenues - Summary of Sales Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Sales [line items]
Sales revenues	$ 84,638	$ 77,884	$ 72,426
Domestic market [member]
Disclosure Of Net Sales [line items]
Sales revenues	62,585	59,788	56,248
Domestic market [member] | Breakage [member]
Disclosure Of Net Sales [line items]
Sales revenues	687
Domestic market [member] | Natural Gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	5,425	5,001	3,810
Domestic market [member] | Ethanol Nitrogen Products and Renewables [member]
Disclosure Of Net Sales [line items]
Sales revenues	366	3,498	3,278
Domestic market [member] | Electricity [member]
Disclosure Of Net Sales [line items]
Sales revenues	2,027	3,616	1,939
Domestic market [member] | Services and others [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,370	1,223	1,203
Domestic market [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues	52,710	46,450	46,018
Domestic market [member] | Oil products [member] | Diesel [member]
Disclosure Of Net Sales [line items]
Sales revenues	23,450	19,642	21,390
Domestic market [member] | Oil products [member] | Diesel subsidy [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,415
Domestic market [member] | Oil products [member] | Gasoline [member]
Disclosure Of Net Sales [line items]
Sales revenues	11,690	12,231	12,511
Domestic market [member] | Oil products [member] | Jet fuel [member]
Disclosure Of Net Sales [line items]
Sales revenues	4,490	3,999	3,083
Domestic market [member] | Oil products [member] | Liquefied petroleum gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	4,208	3,264	2,673
Domestic market [member] | Oil products [member] | Naphtha [member]
Disclosure Of Net Sales [line items]
Sales revenues	2,455	2,637	2,472
Domestic market [member] | Oil products [member] | Fuel oil including bunker fuel [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,233	1,419	1,044
Domestic market [member] | Oil products [member] | Other oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues	3,769	3,258	2,845
Foreign market [member]
Disclosure Of Net Sales [line items]
Sales revenues	22,053	18,096	16,178
Foreign market [member] | Exports [member]
Disclosure Of Net Sales [line items]
Sales revenues	15,413	12,677	8,114
Foreign market [member] | Sales abroad [member]
Disclosure Of Net Sales [line items]
Sales revenues	$ 6,640	$ 5,419	$ 8,064